UNITED STATES SECURITIES AND EXCHANGE COMMISSION
              Washington D.C.  20549


                     Form 13F

                Form 13F Cover Page


Report for the Quarter Ended September 30, 1999


Institutional Investment Manager Filing this Report:


Marsico Capital Management LLC
1200 17th Street, Suite 1800
Denver, CO  80202

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Tom Kerwin
Compliance Counsel
(303) 454-5659

Signature, Place, and Date of Signing:



/Tom Kerwin/
Denver, CO
September 10, 2002

Report Type:

[ ] 13F HOLDINGS REPORT
[x] 13F NOTICE
[ ] 13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:

Form 13F File Number 28-158
Name: Bank of America Corporation

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